ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

	As of
US$ MILLIONS	Dec. 31, 2022	Dec. 31, 2021
Current:
Accounts payable	$44	$39
Accrued & other liabilities	562	413
Deferred revenue(1)	175	153
Total current	$781	$605

Non-current:
Deferred revenue(1)	$77	$89
Provisions & other liabilities	42	30
Total non-current	$119	$119

(1)Deferred revenue relates primarily to cash contributions from third parties to build future natural gas and electricity connections at our company’s U.K. regulated distribution operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangement. Of the deferred revenue outstanding at December 31, 2022, 69% is estimated to be realized during 2023 and 31% during 2024.
Our company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 25, Financial Risk Management.